UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year
or Quarter Ended:

March 31, 2011


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 		28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:
[Signature]
______________________________

Toronto, Ontario, Canada	May 13, 2011
[City, State] 			[Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if
a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   Beutel, Goodman & Company Ltd.
                                                   Form 13F Information Table                      Form 13F File Number
            31-Mar-11                                                                                        28 - 11939

                                                           Total     Shares Investment  Other       Voting Authority
Name of Issuer         Title of Class        CUSIP     (x $1000)            Discretion  Mgrs.      Sole  Shared    None
Bank of Nova Scotia            Common      64149107      378,805   6,188,088     Sole          5,203,651         984,437
Baytex Energy                  Common      73176109      131,793   2,259,276     Sole          1,834,026         425,250
Cameco Corp.                   Common     13321L108      221,321   7,375,987     Sole          6,312,387       1,063,600
CIBC                           Common     136069101      558,351   6,490,608     Sole          5,490,481       1,000,127
CDN National Railway           Common     136375102      287,119   3,814,450     Sole          3,250,477         563,973
Cenovus Energy Inc.            Common     15135U109      256,351   6,504,616     Sole          5,606,911         897,705
Enbridge Inc.                  Common     29250N105      118,347   1,935,570     Sole          1,656,970         278,600
Encana                         Common     292505104      202,146   5,858,916     Sole          5,025,211         833,705
Kinross Gold Corp.             Common     496902404      150,327   9,560,879     Sole          8,123,429       1,437,450
Magna Intl  Inc.               Common     559222401      228,556   4,778,706     Sole          4,072,581         706,125
Manulife Financial             Common     56501R106      324,183  18,338,012     Sole         15,708,357       2,629,655
Molson Coors Canada      ExchNonVot CLB   608711206      303,452   6,410,868     Sole          5,518,218         892,650
Rogers Communications  Class BNonVoting   775109200      290,040   7,998,451     Sole          6,849,075       1,149,376
Royal Bank CDA                 Common     780087102      499,757   8,095,891     Sole          6,768,381       1,327,510
Sun Life Financial             Common     866796105      129,552   4,131,959     Sole          3,469,923         662,036
Talisman Energy Inc            Common     87425E103      295,287  11,971,847     Sole         10,042,858       1,928,989
Thomson Reuters Corp.          Common     884903105      141,821   3,622,182     Sole          3,060,247         561,935
Toronto Dominion Bank          Common     891160509      684,630   7,754,493     Sole          6,563,438       1,191,055

Total                                                  5,201,838



FORM 13F SUMMARY PAGE

Report Summary:  		March 31, 2011

Number of Other
Included Managers:      	None

Form 13F Information Table
Entry Total:                	18

Form 13F Information Table
Value Total:       		5,201,838(thousands)

List of Other Included
Managers:  			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state
NONE and omit the column headings and list entries.]


No. Form 13F File Number Name
28-11939

[Repeat as necessary.]